Asset Retirement Obligation (ARO Roll Forward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, January 1	$ 170	$ 109
Additions	2	48	[1]
Additions due to acquisition	0	9
Liabilities settled	(3)	(2)
Asset Retirement Obligation, Accretion Expense	6	7
Asset Retirement Obligation, Accretion Expense Deferred To Regulatory Asset	0	(2)
Asset Retirement Obligation, Revision of Estimate	1	1
ForeignCurrencyTranslationGainLoss	(4)	0
Balance, December 31	$ 172	$ 170

[1]
Tampa Electric produces ash and other by-products, collectively known as CCRs, at its Big Bend and Polk power stations. The 2016 additions to ARO are to achieve compliance with the EPA’s CCR rule, which contains design and operating standards for CCR management units. In 2016, the FPSC approved Tampa Electric’s proposed CCR compliance program for cost recovery through the ECRC. However, additional petitions will be submitted for recovery of future project expense based on engineering studies currently being performed.